Reverse Recapitalization and Acquisitions of subsidiaries - Goodwill (Details) - Next Finance Tech Co, Ltd. - JPY (¥) ¥ in Millions	Mar. 14, 2025	Mar. 10, 2025
Disclosure of detailed information about business combination [line items]
Total identifiable net assets acquired	¥ 102	¥ 102
Goodwill arising on acquisition		1,240
Total fair value of consideration	¥ 1,342	¥ 1,342